Income Taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Taxes
23.
Income taxes

The following table reconciles the expected income tax expense (recovery) at the Canadian federal and provincial statutory income tax rates to the amounts recognized in profit and loss for the years ended December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Loss before taxes	(15,774)	(105,609)
Statutory income tax rates	23.0%	23.0%
Expected income tax recovery	(3,628)	(24,290)
Non-deductible costs	20,222	3,059
Non-deductible portion of capital losses	46	67
Deferred adjustments	—	18,404
Deferred tax benefits not recognized	(16,640)	(6,645)
Income tax (recovery) expense	—	(9,405)

Details of the deferred tax assets (liabilities) are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets (liabilities):
Property, plant and equipment	(5,829)	—
Net investment in subleases	(3,316)	(4,183)
Intangible assets	(13,208)	(14,099)
Lease liabilities	22,395	18,324
Other	(42)	(42)
Net deferred tax asset (liability)	—	—

Deferred tax assets have not been recognized for the following deductible temporary differences:

	December 31, 2025	December 31, 2024
Unrecognized deductible temporary differences:
Property, plant and equipment	183	39,179
Share issue costs	10,139	21,470
Investments	4,387	4,196
Lease liabilities	72,496	75,217
Financial obligations and other	7,626	3,917
Inventory and biological assets	3,613	37,400
Non-capital losses & scientific research and experimental development	923,426	912,200
Capital losses and equity-accounted investees	141,748	119,078
Unrecognized deductible temporary differences	1,163,618	1,212,657

The movement in deferred income tax liability is as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	—	—
Recognized in profit and loss	—	(9,405)
Recognized in other comprehensive income	—	9,405
Balance, end of year	—	—

The Company has $922.8 million (December 31, 2024 — $912.0 million) of non-capital losses available for future periods that will expire prior to 2035-2044.